Changes In Warrants Stock Options And Capital Increase (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants and stock options granted	€ 367	€ 881	€ 199
Capital increase	€ 5,671	€ 5,780	€ 758